INVENTORY (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Inventory [Line Items]
Inventory write-off	$ 62,402	$ 26,031	$ 668,383
Cost of Goods Sold [Member]
Disclosure Of Inventory [Line Items]
Direct material costs recognized as expense	9,443,243	5,974,854	3,376,123
Inventory write-off	0	0	470,654
General and Administrative Expenses [Member]
Disclosure Of Inventory [Line Items]
Inventory write-off	$ 62,402	$ 26,031	$ 197,729